Effect in change of presentation currency - CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME as previously reported (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	[2]	Dec. 31, 2016 EUR (€)	Dec. 31, 2016 USD ($)	[2]	Dec. 31, 2015 EUR (€)
Statement of comprehensive income
Profit/(loss) for the year	$ (263)	€ (226)	$ (263)	€ 31	$ 41	[1]	€ (155)	$ (172)	[1]
Foreign currency translation adjustments:
Arising in the year | $			167		(390)			63
Foreign currency translation adjustments | $			167		(390)			63
Effective portion of changes in fair value of cash flow hedges:
New fair value adjustments into reserve | $			54		(254)			54
Movement out of reserve | $			(73)		258			(85)
Movement in deferred tax | $			5		1			(4)
Effective portion of changes in fair value of cash flow hedges | $			(14)		5			(35)
Items that will not be reclassified to income statement
Re-measurements of employee benefit obligations | $			11		49			(139)
Deferred tax movement on employee benefit obligations | $			(1)		(6)			18
Total of items that will not be reclassified to income statement | $			10		43			(121)
Total other comprehensive income/(expense) for the year | $			176		(342)			(93)
Total comprehensive expense for the year | $			(87)		(301)			(265)
Attributable to:
Owners of the parent | $			(86)		(307)			(265)
Non‑controlling interests | $			(1)		6
Total comprehensive expense for the year | $			$ (87)		$ (301)			$ (265)
Previously stated
Statement of comprehensive income
Profit/(loss) for the year				34			(155)			€ (120)
Foreign currency translation adjustments:
Arising in the year				(1)			(55)			(139)
Foreign currency translation adjustments				(1)			(55)			(139)
Effective portion of changes in fair value of cash flow hedges:
New fair value adjustments into reserve				(226)			50			44
Movement out of reserve				230			(77)			(43)
Movement in deferred tax				1			(4)
Effective portion of changes in fair value of cash flow hedges				5			(31)			1
Items that will not be reclassified to income statement
Re-measurements of employee benefit obligations				43			(121)			72
Deferred tax movement on employee benefit obligations				(6)			16			(27)
Total of items that will not be reclassified to income statement				37			(105)			45
Total other comprehensive income/(expense) for the year				41			(191)			(93)
Total comprehensive expense for the year				75			(346)			(213)
Attributable to:
Owners of the parent				66			(346)			(213)
Non‑controlling interests				9
Total comprehensive expense for the year				€ 75			€ (346)			€ (213)

[1]	The consolidated income statements for the years ended December 31, 2017 and 2016 have been re-presented to reflect the Group’s change in presentation currency from euro to U.S. dollar on January 1, 2018 as described in Notes 2 and 26 to these consolidated financial statements
[2]	The consolidated statements of comprehensive income for the years ended December 31, 2017 and 2016 have been re-presented to reflect the Group’s change in presentation currency from euro to U.S. dollar on January 1, 2018 as described in Notes 2 and 26 to these consolidated financial statements